INVENTORIES (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 1,982	$ 1,525
Work-in-process	1,329	622
Finished goods	4,160	3,875
Total inventories	$ 7,471	$ 6,022